Equity (Summary of RSUs and PSUs Activity) (Details) - RSUs and PSUs [Member]	3 Months Ended
Mar. 31, 2020 $ / shares shares
Number of RSUs and PSUs
Unvested as of January 1, 2020 | shares	2,362,991
Granted | shares	1,176,436
Vested | shares	(127,520)
Forfeited | shares	(361,118)
Unvested as of March 31, 2020 | shares	3,050,789
Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020 | $ / shares	$ 24.10
Granted | $ / shares	18.17
Vested | $ / shares	21.68
Forfeited | $ / shares	25.97
Unvested as of March 31, 2020 | $ / shares	$ 21.69